FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Recurring Fair Value Measurements

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2014 and 2015:

	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Trading Securities:
Publicly traded mutual funds in Taiwan	$70	$-	$-	$70	$68	$-	$-	$68

Total	$70	$-	$-	$70	$68	$-	$-	$68